STOCKHOLDERS’ EQUITY (DEFICIT) (Details 1) - Stock Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options, Outstanding Beginning Balance	196,000	113,000	21,000
Options, Granted	58,500	83,000	92,000
Options, Exercised	0	0	0
Options, Cancelled	0	0	0
Options, Forfeited	0	0	0
Stock Options, Outstanding Ending Balance	254,500	196,000	113,000
Options, Vested	254,500	196,000	113,000
Weighted average exercise price, Outstanding Beginning Balance	$ .31	$ 0.37	$ 0.64
Weighted average exercise price, Granted	.09	0.10	0.31
Weighted average exercise price, Exercised	0.00	0.00	0.00
Weighted average exercise price, Cancelled	0.00	0.00	0.00
Weighted average exercise price, Forfeited	0.00	0.00	0.00
Weighted average exercise price, Outstanding Ending Balance	.22	.31	0.37
Weighted average exercise price, Vested	$ .22	$ 0.31	$ 0.37
Weighted remaining contractual life (years), Outstanding	9 years	9 years 6 months	9 years 10 months 24 days
Weighted remaining contractual life (years), Granted	10 years	9 years 8 months 12 days	9 years 7 months 6 days
Weighted remaining contractual life (years) Outstanding	8 years 9 months 18 days	9 years	9 years 6 months
Weighted remaining contractual life (years), Vested	8 years 9 months 18 days	9 years	9 years 6 months
Aggregate intrinsic value, Outstanding	$ 16,145	$ 0	$ 0
Aggregate intrinsic value, Vested	$ 16,145	$ 0	$ 0